Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to the Operating Lease - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Schedule of Supplemental Balance Sheet Information Related to the Operating Lease [Abstract]
Right-of-use assets	$ 61,910	$ 84,892
Operating lease liabilities - current	64,884	65,115
Operating lease liabilities - non-current	13,351	39,634
Total operating lease liabilities	$ 78,235	$ 104,749